Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,725,000
Previously Paid Amount	0.00
Total Fee Amount	238.22
Total Offset Amount	0.00
Net Fee	238.22
Narrative - Max Aggregate Offering Price	$ 1,725,000
Final Prospectus	true